Other Investments (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Amortization expense	$ 268,714	$ 363,048
Carrying Value Limited Partnerships Investment	4,394,959	2,062,673
LimitedPartnership
Tax Credits	389,911	468,054
CFS
Investment in other assets	3,756,994	3,172,023
Income	$ 584,971	$ 951,605